Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Aerospace & Defense-65.76%
AAR Corp.(b)	217,159	$13,207,610
AeroVironment, Inc.(b)(c)	172,953	20,865,050
Axon Enterprise, Inc.(b)	358,604	89,313,912
Boeing Co. (The)(b)	644,298	135,972,650
BWX Technologies, Inc.	456,131	37,165,553
CAE, Inc. (Canada)(b)(c)	1,888,823	37,814,237
Curtiss-Wright Corp.	157,613	35,079,926
Ducommun, Inc.(b)	84,409	4,165,584
Elbit Systems Ltd. (Israel)(c)	273,481	56,555,871
General Dynamics Corp.	498,674	132,143,623
HEICO Corp.(c)	275,953	49,558,399
Hexcel Corp.	460,516	30,573,657
Howmet Aerospace, Inc.	1,621,146	91,205,674
Huntington Ingalls Industries, Inc.	233,420	60,437,107
Kaman Corp.	130,387	5,873,934
Kratos Defense & Security Solutions, Inc.(b)(c)	793,256	13,429,824
L3Harris Technologies, Inc.	569,619	118,719,992
Leonardo DRS, Inc.(b)(c)	1,485,015	28,824,141
Lockheed Martin Corp.	378,782	162,652,779
Mercury Systems, Inc.(b)(c)	364,652	10,815,578
Moog, Inc., Class A	124,189	17,361,622
Northrop Grumman Corp.	345,847	154,510,606
RTX Corp.	2,053,593	187,123,394
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	712,166	19,556,078
Textron, Inc.	864,730	73,251,278
TransDigm Group, Inc.	99,077	108,259,456
Triumph Group, Inc.(b)	458,658	7,430,260
V2X, Inc.(b)	165,044	6,418,561
Woodward, Inc.	224,719	30,959,537
		1,739,245,893
Communications Equipment-0.53%
Comtech Telecommunications Corp.(b)(c)	175,189	1,108,946
Viasat, Inc.(b)(c)	582,408	12,946,930
		14,055,876
Containers & Packaging-0.56%
Ball Corp.	267,793	14,849,122
Diversified Telecommunication Services-0.29%
Iridium Communications, Inc.	210,219	7,622,541
Electrical Equipment-3.43%
Eaton Corp. PLC	368,498	90,679,988
Electronic Equipment, Instruments & Components-2.58%
Keysight Technologies, Inc.(b)	132,685	20,335,303
OSI Systems, Inc.(b)	68,484	8,768,007
Teledyne Technologies, Inc.(b)	84,186	35,229,315
TTM Technologies, Inc.(b)(c)	283,036	3,937,031
		68,269,656
	Shares	Value
Industrial Conglomerates-10.76%
General Electric Co.	1,263,209	$167,274,136
Honeywell International, Inc.	579,914	117,293,405
		284,567,541
Machinery-4.08%
Barnes Group, Inc.(c)	130,936	4,335,291
Oshkosh Corp.	96,222	10,594,042
Parker-Hannifin Corp.	200,417	93,093,697
		108,023,030
Metals & Mining-0.74%
ATI, Inc.(b)(c)	478,903	19,572,766
Professional Services-10.51%
Booz Allen Hamilton Holding Corp.	529,394	74,522,793
CACI International, Inc., Class A(b)	98,571	33,881,810
Jacobs Solutions, Inc.	225,331	30,367,859
KBR, Inc.	631,129	32,888,132
Leidos Holdings, Inc.	534,194	59,012,411
Parsons Corp.(b)(c)	251,691	16,397,669
Science Applications International Corp.	242,288	30,930,486
		278,001,160
Software-0.79%
Palantir Technologies, Inc., Class A(b)(c)	1,305,009	20,997,595
Total Common Stocks & Other Equity Interests (Cost $2,296,869,914)		2,645,885,168

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $147,079)	147,079	147,079
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,297,016,993)		2,646,032,247
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.85%
Invesco Private Government Fund, 5.29%(d)(e)(f)	43,493,710	43,493,710
Invesco Private Prime Fund, 5.52%(d)(e)(f)	111,220,540	111,298,394
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $154,791,595)		154,792,104
TOTAL INVESTMENTS IN SECURITIES-105.89% (Cost $2,451,808,588)		2,800,824,351
OTHER ASSETS LESS LIABILITIES-(5.89)%		(155,878,571)
NET ASSETS-100.00%		$2,644,945,780
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$718,890	$22,827,446	$(23,399,257)	$-	$-	$147,079	$39,023
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,529,303	249,224,615	(238,260,208)	-	-	43,493,710	1,361,685*
Invesco Private Prime Fund	83,646,779	604,585,112	(576,997,141)	15,704	47,940	111,298,394	3,615,360*
Total	$116,894,972	$876,637,173	$(838,656,606)	$15,704	$47,940	$154,939,183	$5,016,068

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Momentum ETF (PDP)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-1.96%
Alphabet, Inc., Class A(b)	52,307	$7,328,211
Meta Platforms, Inc., Class A(b)	20,227	7,891,362
Netflix, Inc.(b)	12,504	7,053,631
		22,273,204
Consumer Discretionary-10.38%
Chipotle Mexican Grill, Inc.(b)	5,751	13,852,836
Deckers Outdoor Corp.(b)	11,616	8,755,328
DraftKings, Inc., Class A(b)	182,454	7,124,829
Duolingo, Inc.(b)	27,603	4,937,901
Murphy USA, Inc.(c)	17,137	6,041,135
NVR, Inc.(b)	1,953	13,818,041
O’Reilly Automotive, Inc.(b)	33,611	34,385,733
Royal Caribbean Cruises Ltd.(b)	59,338	7,565,595
Tempur Sealy International, Inc.	175,893	8,775,302
TJX Cos., Inc. (The)	130,489	12,384,711
		117,641,411
Consumer Staples-3.74%
Coca-Cola Consolidated, Inc.	7,323	6,307,959
Costco Wholesale Corp.	22,383	15,553,499
e.l.f. Beauty, Inc.(b)(c)	129,064	20,589,580
		42,451,038
Energy-4.65%
Antero Midstream Corp.(c)	575,917	7,049,224
Cheniere Energy, Inc.	37,802	6,199,150
Chord Energy Corp.(c)	60,461	9,296,484
Marathon Petroleum Corp.	70,242	11,632,075
Targa Resources Corp.	217,993	18,520,685
		52,697,618
Financials-11.98%
Apollo Global Management, Inc.(c)	72,020	7,230,808
Ares Management Corp., Class A	76,785	9,327,842
Arthur J. Gallagher & Co.	29,329	6,809,020
Blackstone, Inc., Class A	51,615	6,423,487
Brown & Brown, Inc.	86,021	6,671,789
Coinbase Global, Inc., Class A(b)(c)	40,114	5,142,615
Fiserv, Inc.(b)	140,241	19,895,991
KKR & Co., Inc., Class A	81,727	7,075,924
Marsh & McLennan Cos., Inc.	32,896	6,376,560
Mastercard, Inc., Class A	73,062	32,821,642
Primerica, Inc.	30,463	7,133,216
Visa, Inc., Class A(c)	51,835	14,164,432
Western Alliance Bancorporation	104,514	6,684,715
		135,758,041
Health Care-8.21%
BridgeBio Pharma, Inc.(b)(c)	288,709	9,899,832
Chemed Corp.(c)	13,067	7,745,987
Eli Lilly and Co.	19,071	12,312,428
IDEXX Laboratories, Inc.(b)	29,547	15,219,069
McKesson Corp.	13,732	6,864,489
Medpace Holdings, Inc.(b)(c)	52,268	15,240,303
Roivant Sciences Ltd.(b)(c)	645,720	6,457,200
Tenet Healthcare Corp.(b)	85,202	7,049,614
UnitedHealth Group, Inc.	23,963	12,262,826
		93,051,748
Industrials-28.59%
AMETEK, Inc.	38,149	6,182,045
API Group Corp.(b)(c)	234,140	7,380,093
Applied Industrial Technologies, Inc.	36,504	6,441,496
	Shares	Value
Industrials-(continued)
Axon Enterprise, Inc.(b)	24,086	$5,998,859
Beacon Roofing Supply, Inc.(b)(c)	90,594	7,509,337
Booz Allen Hamilton Holding Corp.	74,191	10,443,867
Builders FirstSource, Inc.(b)	106,111	18,434,664
Carlisle Cos., Inc.	23,036	7,239,293
Carrier Global Corp.	109,952	6,015,474
Cintas Corp.	25,103	15,176,521
Clean Harbors, Inc.(b)	36,010	6,048,240
Comfort Systems USA, Inc.	44,204	9,613,044
Copart, Inc.(b)	589,641	28,326,354
Graco, Inc.	73,385	6,259,740
Howmet Aerospace, Inc.	126,370	7,109,576
Hubbell, Inc.	18,939	6,355,360
Illinois Tool Works, Inc.	26,053	6,797,228
Masco Corp.	91,766	6,174,934
Old Dominion Freight Line, Inc.	59,899	23,421,707
Quanta Services, Inc.	59,282	11,503,672
Snap-on, Inc.	29,670	8,602,223
Trane Technologies PLC	59,589	15,019,407
TransDigm Group, Inc.	24,621	26,902,874
UFP Industries, Inc.(c)	50,539	5,733,650
United Rentals, Inc.	16,562	10,357,875
Vertiv Holdings Co., Class A	248,394	13,992,034
W.W. Grainger, Inc.	23,613	21,148,747
WESCO International, Inc.	78,811	13,675,285
XPO, Inc.(b)	72,008	6,152,364
		324,015,963
Information Technology-27.88%
Amphenol Corp., Class A	240,474	24,311,921
Apple, Inc.	171,645	31,651,338
Applied Materials, Inc.	65,037	10,685,579
Arista Networks, Inc.(b)	31,705	8,201,449
Broadcom, Inc.	6,815	8,041,700
Cadence Design Systems, Inc.(b)	108,730	31,364,256
CDW Corp.	43,307	9,818,563
Entegris, Inc.	139,918	16,468,349
EPAM Systems, Inc.(b)	27,710	7,706,428
Fair Isaac Corp.(b)	6,583	7,891,898
Gartner, Inc.(b)	14,130	6,463,627
Intuit, Inc.	28,222	17,817,395
KLA Corp.	22,960	13,639,158
Manhattan Associates, Inc.(b)	31,671	7,682,118
Microsoft Corp.	26,516	10,542,231
Nutanix, Inc., Class A(b)	135,918	7,638,592
NVIDIA Corp.	14,970	9,210,592
Onto Innovation, Inc.(b)(c)	54,179	8,749,909
Palantir Technologies, Inc., Class A(b)	342,119	5,504,695
PTC, Inc.(b)	35,531	6,418,675
Rambus, Inc.(b)	153,615	10,527,236
Roper Technologies, Inc.	50,775	27,266,175
SPS Commerce, Inc.(b)	58,390	10,732,082
Synopsys, Inc.(b)	33,180	17,696,553
		316,030,519
Materials-1.23%
ATI, Inc.(b)(c)	196,782	8,042,480
Westlake Corp.	42,946	5,941,579
		13,984,059
Real Estate-0.75%
Ryman Hospitality Properties, Inc.	76,953	8,457,135
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Momentum ETF (PDP)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Utilities-0.60%
Constellation Energy Corp.	55,431	$6,762,582
Total Common Stocks & Other Equity Interests (Cost $900,747,242)		1,133,123,318
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $979,860)	979,860	979,860
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $901,727,102)		1,134,103,178
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.86%
Invesco Private Government Fund, 5.29%(d)(e)(f)	15,424,815	15,424,815
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	39,636,065	$39,663,810
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,087,885)		55,088,625
TOTAL INVESTMENTS IN SECURITIES-104.91% (Cost $956,814,987)		1,189,191,803
OTHER ASSETS LESS LIABILITIES-(4.91)%		(55,695,920)
NET ASSETS-100.00%		$1,133,495,883

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,042,655	$(3,062,795)	$-	$-	$979,860	$9,523
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,775,244	268,976,231	(274,326,660)	-	-	15,424,815	892,637*
Invesco Private Prime Fund	53,422,056	533,047,162	(546,843,247)	1,897	35,942	39,663,810	2,401,816*
Total	$74,197,300	$806,066,048	$(824,232,702)	$1,897	$35,942	$56,068,485	$3,303,976

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-79.88%
Capital Markets-58.57%
3i Group PLC (United Kingdom)	352,009	$11,112,516
Alaris Equity Partners Income (Canada)	129,596	1,616,009
Blackstone Secured Lending Fund(b)	70,723	2,023,385
Blackstone, Inc., Class A	83,101	10,341,919
Blue Owl Capital, Inc.(b)	403,981	6,277,865
Bridgepoint Group PLC (United Kingdom)(b)(c)	1,680,791	5,753,407
Carlyle Group, Inc. (The)(b)	269,951	10,803,439
Chrysalis Investments Ltd. (Guernsey)(d)	1,653,167	1,703,128
Deutsche Beteiligungs AG (Germany)	34,684	1,051,147
EQT AB (Sweden)(b)	395,894	10,805,103
Georgia Capital PLC (Georgia)(d)	78,816	1,124,125
Gimv N.V. (Belgium)	71,124	3,341,429
Hamilton Lane, Inc., Class A(b)	40,530	4,699,048
IP Group PLC (United Kingdom)	2,350,444	1,568,423
JAFCO Group Co. Ltd. (Japan)	130,778	1,571,931
KKR & Co., Inc., Class A	126,845	10,982,240
Molten Ventures PLC (United Kingdom)(d)	442,570	1,344,728
Mutares SE & Co. KGaA (Germany)	41,936	1,721,903
Onex Corp. (Canada)	131,077	9,739,167
P10, Inc., Class A(b)	49,884	458,933
Partners Group Holding AG (Switzerland)	7,170	9,804,057
Patria Investments Ltd., Class A (Cayman Islands)	103,771	1,480,812
Petershill Partners PLC (United Kingdom)(b)(c)	1,327,712	2,992,673
Ratos AB, Class B (Sweden)	794,694	2,651,967
StepStone Group, Inc., Class A(b)	96,942	3,242,710
TPG, Inc.(b)	253,866	10,568,442
		128,780,506
Diversified Consumer Services-1.28%
Graham Holdings Co., Class B	3,918	2,822,527
Financial Services-15.12%
Cannae Holdings, Inc.(b)(d)	53,630	1,086,007
Compass Diversified Holdings(b)	96,680	2,135,661
Eurazeo SE (France)	118,365	10,163,778
HAL Trust (Netherlands)	28,425	3,563,168
Kinnevik AB, Class B (Sweden)(b)(d)	586,227	6,402,775
Sofina S.A. (Belgium)(b)	40,903	9,890,319
		33,241,708
Interactive Media & Services-1.40%
IAC, Inc.(d)	61,304	3,078,074
IT Services-1.00%
Digital Garage, Inc. (Japan)	90,122	2,207,195
Wireless Telecommunication Services-2.51%
SoftBank Group Corp. (Japan)	124,634	5,508,026
Total Common Stocks & Other Equity Interests (Cost $172,112,208)		175,638,036
	Shares	Value

Closed-End Funds-17.44%
Apax Global Alpha Ltd. (Guernsey)(c)	1,057,909	$2,082,763
Ares Capital Corp.(b)	329,500	6,665,785
Blue Owl Capital Corp., BDC(b)	169,321	2,509,337
FS KKR Capital Corp., BDC	150,628	3,090,887
Goldman Sachs BDC, Inc., BDC(b)	33,682	509,609
Golub Capital BDC, Inc.(b)	66,957	1,021,764
HBM Healthcare Investments AG (Switzerland), Class A(b)(d)	12,458	2,645,973
Hercules Capital, Inc.	64,914	1,123,661
HgCapital Trust PLC (United Kingdom)(b)	1,285,889	7,057,694
Main Street Capital Corp.(b)	36,012	1,630,623
NB Private Equity Partners Ltd. (Guernsey)(b)	94,542	1,950,392
New Mountain Finance Corp., BDC(b)	38,958	501,779
Oakley Capital Investments Ltd. (Bermuda)	439,620	2,569,640
Oaktree Specialty Lending Corp.	24,992	529,331
Princess Private Equity Holding Ltd. (Guernsey)(b)	176,572	2,023,505
Sixth Street Specialty Lending, Inc.(b)	23,802	515,551
SLR Investment Corp., BDC	32,755	499,841
Syncona Ltd. (United Kingdom)(d)	936,100	1,404,267
Total Closed-End Funds (Cost $38,633,791)		38,332,402
	Shares
Money Market Funds-1.97%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $4,326,633)	4,326,633	4,326,633
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.29% (Cost $215,072,632)		218,297,071
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.67%
Invesco Private Government Fund, 5.29%(e)(f)(g)	17,799,984	17,799,984
Invesco Private Prime Fund, 5.52%(e)(f)(g)	34,224,811	34,248,768
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,045,820)		52,048,752
TOTAL INVESTMENTS IN SECURITIES-122.96% (Cost $267,118,452)		270,345,823
OTHER ASSETS LESS LIABILITIES-(22.96)%		(50,473,663)
NET ASSETS-100.00%		$219,872,160

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $10,828,843, which represented 4.93% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,007,766	$26,232,921	$(23,914,054)	$-	$-	$4,326,633	$80,953
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,014,772	108,802,426	(106,017,214)	-	-	17,799,984	534,158*
Invesco Private Prime Fund	38,609,514	207,017,362	(211,403,539)	5,969	19,462	34,248,768	1,431,075*
Total	$55,632,052	$342,052,709	$(341,334,807)	$5,969	$19,462	$56,375,385	$2,046,186

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	14.20%

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Day CORRA plus 55 basis points	Monthly	October-2024	CAD	6,650,500	$-	$123,819	$123,819

Abbreviations:
CAD	-Canadian Dollar
CORRA	-Canadian Overnight Repo Rate Average

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-26.04%
Autohome, Inc., ADR	53,113	$1,338,447
Baidu, Inc., ADR(b)(c)	96,843	10,198,536
Bilibili, Inc., ADR(b)(c)	92,550	839,429
DouYu International Holdings Ltd., ADR(b)	140,400	108,543
Hello Group, Inc., ADR	136,441	800,909
HUYA, Inc., ADR(b)	74,502	228,721
iQIYI, Inc., ADR(b)(c)	407,744	1,365,942
Kanzhun Ltd., ADR(c)	236,458	3,289,131
NetEase, Inc., ADR(c)	85,590	8,357,008
Scienjoy Holding Corp., A Shares(b)(c)	29,604	100,358
Sohu.com Ltd., ADR(b)(c)	26,995	259,152
Tencent Music Entertainment Group, ADR(b)(c)	556,911	5,234,963
Weibo Corp., ADR(c)	69,204	560,552
Zhihu, Inc., ADR(b)	231,611	180,471
		32,862,162
Consumer Discretionary-53.51%
Alibaba Group Holding Ltd., ADR(c)	157,184	11,343,969
Atour Lifestyle Holdings Ltd., ADR	25,790	446,425
ATRenew, Inc., ADR(b)(c)	69,887	75,478
Baozun, Inc., ADR(b)(c)	34,132	75,432
ECARX Holdings, Inc.(b)(c)	226,460	582,002
Golden Heaven Group Holdings Ltd.(b)(c)	40,628	24,072
GSX Techedu, Inc., ADR(b)(c)	119,152	396,776
H World Group Ltd., ADR(c)	138,563	4,402,147
JD.com, Inc., ADR(c)	344,571	7,770,076
Kandi Technologies Group, Inc.(b)	68,700	185,490
Lanvin Group Holdings Ltd.(b)(c)	92,117	202,657
Li Auto, Inc., ADR(b)(c)	159,253	4,408,123
MINISO Group Holding Ltd., ADR(c)	69,232	1,174,175
New Oriental Education & Technology Group, Inc., ADR(b)(c)	72,310	5,543,285
NIO, Inc., ADR(b)	809,422	4,548,952
Niu Technologies, ADR(b)	39,842	70,122
TAL Education Group, ADR(b)(c)	344,801	3,668,683
TH International Ltd.(b)	123,678	200,358
Trip.com Group Ltd., ADR(b)(c)	167,275	6,115,574
U Power Ltd.(b)	41,219	3,837
Vipshop Holdings Ltd., ADR(b)	321,927	5,115,420
XPeng, Inc., ADR(b)(c)	195,867	1,631,572
Youdao, Inc., ADR(b)(c)	29,447	100,414
Yum China Holdings, Inc.	272,583	9,428,646
		67,513,685
Consumer Staples-1.19%
Dada Nexus Ltd., ADR(b)(c)	88,277	166,843
DingDong (Cayman) Ltd., ADR(b)(c)	110,462	155,751
RLX Technology, Inc., ADR(c)	553,602	1,007,556
Yatsen Holding Ltd., ADR(b)	282,707	174,996
		1,505,146
Financials-3.24%
FinVolution Group, ADR	151,744	729,889
LexinFintech Holdings Ltd., ADR	112,449	203,533
Lufax Holding Ltd., ADR(c)	173,835	411,989
Noah Holdings Ltd., ADR(c)	26,263	309,903
Qifu Technology, Inc., ADR(c)	111,976	1,606,856
Qudian, Inc., ADR(b)	157,240	323,914
Up Fintech Holding Ltd., ADR(b)(c)	106,538	397,387
Waterdrop, Inc., ADR(b)(c)	105,849	103,732
		4,087,203
	Shares	Value
Health Care-1.26%
Gracell Biotechnologies, Inc., ADR(b)	57,046	$583,010
LianBio, ADR (Cayman Islands)(b)(c)	38,039	156,340
Zai Lab Ltd., ADR(b)(c)	39,441	850,743
		1,590,093
Industrials-6.24%
EHang Holdings Ltd., ADR(b)(c)	29,769	302,453
Full Truck Alliance Co. Ltd., ADR(b)(c)	511,180	3,210,210
Shengfeng Development Ltd., A Shares(b)(c)	31,831	50,293
ZTO Express (Cayman), Inc., ADR(c)	263,630	4,312,987
		7,875,943
Information Technology-4.36%
Agora, Inc., ADR(b)	60,928	170,598
Canaan, Inc., ADR(b)(c)	125,526	180,130
Canadian Solar, Inc. (Canada)(b)(c)	50,819	1,123,100
Daqo New Energy Corp., ADR(b)(c)	58,218	1,050,835
GDS Holdings Ltd., ADR(b)(c)	68,255	369,942
Hollysys Automation Technologies Ltd.(b)(c)	48,784	1,206,916
JinkoSolar Holding Co. Ltd., ADR(c)	32,068	841,144
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	64,973	168,930
MicroAlgo, Inc.(b)	48,182	19,331
Tuya, Inc., ADR(b)	98,174	179,658
Vnet Group, Inc., ADR(b)(c)	111,970	190,349
		5,500,933
Real Estate-4.15%
KE Holdings, Inc., ADR(c)	369,396	5,234,341
Total Common Stocks & Other Equity Interests (Cost $217,404,844)		126,169,506

Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $296,309)	296,309	296,309
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $217,701,153)		126,465,815
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.08%
Invesco Private Government Fund, 5.29%(d)(e)(f)	9,127,460	9,127,460
Invesco Private Prime Fund, 5.52%(d)(e)(f)	23,758,439	23,775,070
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,902,773)		32,902,530
TOTAL INVESTMENTS IN SECURITIES-126.30% (Cost $250,603,926)		159,368,345
OTHER ASSETS LESS LIABILITIES-(26.30)%		(33,187,719)
NET ASSETS-100.00%		$126,180,626
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$93,062	$5,624,930	$(5,421,683)	$-	$-	$296,309	$13,675
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,196,763	119,957,580	(125,026,883)	-	-	9,127,460	449,853*
Invesco Private Prime Fund	37,413,796	226,535,191	(240,199,095)	522	24,656	23,775,070	1,166,279*
Total	$51,703,621	$352,117,701	$(370,647,661)	$522	$24,656	$33,198,839	$1,629,807

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.44%
Automobiles-13.96%
Li Auto, Inc., A Shares (China)(b)	503,710	$6,830,184
Lucid Group, Inc.(b)(c)	454,857	1,537,417
NIO, Inc., ADR (China)(b)(c)	687,138	3,861,716
Rivian Automotive, Inc., Class A(b)(c)	326,567	4,999,741
Tesla, Inc.(b)	44,153	8,269,415
XPeng, Inc. (China)(b)(c)	534,542	2,212,087
		27,710,560
Building Products-6.07%
Advanced Drainage Systems, Inc.	35,057	4,572,134
Kingspan Group PLC (Ireland)	76,199	6,254,192
ROCKWOOL A/S, Class B (Denmark)	4,433	1,221,016
		12,047,342
Chemicals-1.19%
Umicore S.A. (Belgium)(c)	102,960	2,367,660
Commercial Services & Supplies-0.39%
China Everbright Environment Group Ltd. (China)	1,722,732	599,422
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	119,675	34,905
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	39,853	138,787
		773,114
Construction & Engineering-0.46%
China Conch Venture Holdings Ltd. (China)	707,569	549,419
OX2 AB (Sweden)(b)(c)	75,252	362,263
		911,682
Diversified REITs-1.23%
American Assets Trust, Inc.	26,807	601,281
Lar Espana Real Estate SOCIMI S.A. (Spain)	22,494	151,736
Merlin Properties SOCIMI S.A. (Spain)	162,733	1,680,187
		2,433,204
Electrical Equipment-16.59%
Alfen N.V. (Netherlands)(b)(c)(d)	10,869	666,829
Array Technologies, Inc.(b)(c)	74,990	992,868
ChargePoint Holdings, Inc.(b)(c)	153,942	292,490
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(b)(c)	255,289	44,087
Contemporary Amperex Technology Co. Ltd., A Shares (China)	131,200	2,770,175
CS Wind Corp. (South Korea)	12,881	551,085
Energiekontor AG (Germany)	3,523	290,459
Farasis Energy (Gan Zhou) Co., Ltd. (China)(b)	35,000	58,841
Ginlong Technologies Co. Ltd., A Shares (China)	12,000	99,783
Goldwind Science & Technology Co. Ltd., A Shares (China)	84,400	82,054
GoodWe Technologies Co. Ltd., A Shares (China)	4,960	64,505
Kempower OYJ (Finland)(b)(c)	8,198	265,371
LG Energy Solution Ltd. (South Korea)(b)	23,280	6,645,697
Ming Yang Smart Energy Group Ltd., A Shares (China)	63,300	79,350
Nextracker, Inc., Class A(b)	24,512	1,109,658
Nordex SE (Germany)(b)(c)	58,506	605,398
Plug Power, Inc.(b)(c)	269,252	1,198,171
PNE AG (Germany)(c)	16,236	235,975
Pylon Technologies Co. Ltd., A Shares (China)	5,416	60,183
Shoals Technologies Group, Inc., Class A(b)(c)	84,485	1,112,668
	Shares	Value
Electrical Equipment-(continued)
Signify N.V.	63,267	$1,920,830
Stem, Inc.(b)(c)	76,066	225,155
Sungrow Power Supply Co. Ltd., A Shares (China)	44,100	481,506
SunPower Corp.(b)(c)	45,538	137,980
Sunrun, Inc.(b)(c)	108,570	1,572,094
Titan Wind Energy Suzhou Co. Ltd., A Shares (China)(b)	51,700	64,161
Vestas Wind Systems A/S (Denmark)(b)(c)	394,438	11,304,640
		32,932,013
Electronic Equipment, Instruments & Components-1.04%
Badger Meter, Inc.	14,359	2,067,552
Food Products-3.08%
Darling Ingredients, Inc.(b)	79,258	3,431,871
Grieg Seafood ASA (Norway)(c)	21,114	133,267
Minerva S.A. (Brazil)	141,100	195,611
SalMar ASA (Norway)	35,631	1,992,714
SLC Agricola S.A. (Brazil)	95,590	369,507
		6,122,970
Ground Transportation-2.05%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	1,380,000	955,297
BTS Group Holdings PCL, NVDR (Thailand)	3,777,228	638,810
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(b)	1	0
MTR Corp. Ltd. (Hong Kong)	763,061	2,479,356
		4,073,463
Household Durables-2.94%
Beazer Homes USA, Inc.(b)(c)	13,184	418,592
KB Home	38,850	2,315,072
Meritage Homes Corp.	18,071	2,992,738
Neinor Homes S.A. (Spain)(b)(c)(d)	8,993	101,985
		5,828,387
Independent Power and Renewable Electricity Producers-8.45%
Altus Power, Inc.(b)(c)	35,912	193,566
Audax Renovables S.A. (Spain)(b)	63,991	91,475
BCPG PCL, NVDR (Thailand)	685,098	160,279
Boralex, Inc., Class A (Canada)	48,382	1,174,378
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(c)(d)	265,634	140,679
CECEP Solar Energy Co. Ltd., A Shares (China)	166,600	116,952
CECEP Wind-Power Corp., A Shares (China)	315,000	124,604
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	1,247,801	269,760
China Three Gorges Renewables (Group) Co. Ltd., A Shares (China)	963,900	594,756
Concord New Energy Group Ltd. (Hong Kong)	3,800,032	315,971
Corp ACCIONA Energias Renovables S.A. (Spain)(c)	33,722	882,796
EDP Renovaveis S.A. (Spain)(c)	156,708	2,561,873
Encavis AG (Germany)(b)(c)	61,991	872,697
Energix-Renewable Energies Ltd. (Israel)	145,335	533,350
Enlight Renewable Energy Ltd. (Israel)(b)	61,620	1,119,479
eRex Co. Ltd. (Japan)(c)	16,835	95,131
Greenvolt-Energias Renovaveis S.A. (Portugal)(b)(c)	33,521	294,211
Grenergy Renovables S.A. (Spain)(b)	7,820	275,391
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Margun Enerji Uretim Sanayi ve Ticaret A.S (Turkey)	53,278	$23,440
Montauk Renewables, Inc.(b)(c)	27,114	187,358
Neoen S.A. (France)(d)	35,288	1,033,420
NextEra Energy Partners L.P.	47,013	1,403,338
Opdenergy Holding S.A. (Spain)(b)	21,315	133,595
Ormat Technologies, Inc.(c)	27,805	1,798,427
RENOVA, Inc. (Japan)(b)(c)	23,261	203,051
Scatec ASA (South Africa)(b)(d)	62,718	471,438
Serena Energia S.A. (Brazil)(b)	109,191	213,251
Shinfox Energy Co. Ltd., Class C (Taiwan)	53,000	186,265
Solaria Energia y Medio Ambiente S.A. (Spain)(b)	41,743	620,977
SPCG PCL, NVDR (Thailand)	243,631	83,780
Super Energy Corp. PCL, NVDR (Thailand)(b)	10,637,092	125,927
Voltalia S.A. (France)(b)(c)	21,540	186,247
West Holdings Corp. (Japan)	11,898	278,373
		16,766,235
Industrial REITs-1.68%
Advance Logistics Investment Corp. (Japan)(c)	336	294,682
CRE Logistics REIT, Inc. (Japan)(c)	335	353,621
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	246	621,837
Nippon Prologis REIT, Inc. (Japan)	1,148	2,062,355
		3,332,495
IT Services-0.07%
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(c)	55,628	144,633
Machinery-1.67%
Alstom S.A. (France)(c)	140,471	1,792,893
Dawonsys Co. Ltd. (South Korea)(b)	13,868	152,952
Energy Recovery, Inc.(b)	26,897	417,172
Lion Electric Co. (The) (Canada)(b)	62,663	111,157
Stadler Rail AG (Switzerland)(c)	25,925	835,306
		3,309,480
Metals & Mining-0.54%
Schnitzer Steel Industries, Inc., Class A	12,068	317,751
Sims Ltd.(c)	77,818	746,932
		1,064,683
Office REITs-5.39%
Brandywine Realty Trust, (Acquired 03/24/2021 - 02/28/2023; Cost $1,077,212)(c)(e)	91,008	431,378
Centuria Office REIT (Australia)	253,440	221,986
Cousins Properties, Inc.	77,391	1,773,028
Covivio S.A. (France)	25,068	1,229,713
Douglas Emmett, Inc.(c)	85,242	1,155,029
Global One Real Estate Investment Corp. (Japan)	522	392,103
Inmobiliaria Colonial SOCIMI S.A. (Spain)(c)	133,341	810,389
Japan Excellent, Inc. (Japan)	624	520,800
Keppel REIT (Singapore)	1,153,909	798,717
Mori Hills REIT Investment Corp. (Japan)(c)	802	752,758
Paramount Group, Inc.	84,894	403,246
Vornado Realty Trust	81,347	2,211,825
		10,700,972
Oil, Gas & Consumable Fuels-0.26%
Enviva, Inc.(c)	12,133	5,316
REX American Resources Corp.(b)	6,230	257,860
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Verbio SE (Germany)	8,870	$195,977
Waga Energy S.A. (France)(b)(c)	2,222	57,807
		516,960
Paper & Forest Products-3.43%
Canfor Corp. (Canada)(b)	27,603	336,347
Mercer International, Inc. (Germany)	18,932	160,165
Suzano S.A. (Brazil)	390,900	4,083,758
West Fraser Timber Co. Ltd. (Canada)	27,820	2,226,142
		6,806,412
Real Estate Management & Development-5.29%
Daiwa House Industry Co. Ltd. (Japan)	290,426	9,107,664
Platzer Fastigheter Holding AB, Class B (Sweden)(c)	29,031	240,231
SOHO China Ltd. (China)(b)	999,589	83,115
Swire Properties Ltd. (Hong Kong)	574,492	1,071,489
		10,502,499
Retail REITs-6.28%
AEON REIT Investment Corp. (Japan)(c)	868	824,800
CapitaLand Integrated Commercial Trust (Singapore)	2,678,933	4,029,375
Eurocommercial Properties N.V. (Netherlands)(c)	21,350	482,846
First Capital REIT (Canada)(c)	59,343	702,229
Frasers Centrepoint Trust (Singapore)(c)	525,907	905,142
Fukuoka REIT Corp. (Japan)	336	400,878
Klepierre S.A. (France)	106,806	2,794,875
Lendlease Global Commercial REIT (Singapore)	951,868	448,742
Mapletree Pan Asia Commercial Trust (Singapore)	1,204,246	1,315,673
Mercialys S.A. (France)	48,279	554,324
		12,458,884
Semiconductors & Semiconductor Equipment-10.09%
Abalance Corp. (Japan)	4,800	89,252
Duk San Neolux Co. Ltd. (South Korea)(b)	5,389	155,858
Enphase Energy, Inc.(b)	67,724	7,052,100
First Solar, Inc.(b)	50,352	7,366,498
Flat Glass Group Co. Ltd., A Shares (China)	41,400	117,692
Flat Glass Group Co. Ltd., H Shares (China)(c)	218,589	329,397
JA Solar Technology Co. Ltd., A Shares (China)	96,808	229,630
LONGi Green Energy Technology Co. Ltd., A Shares (China)	221,572	597,171
Maxeon Solar Technologies Ltd.(b)(c)	15,569	70,527
Risen Energy Co. Ltd., A Shares (China)	29,900	61,220
Shanghai Aiko Solar Energy Co. Ltd., A Shares (China)	48,880	93,953
SMA Solar Technology AG (Germany)(b)	7,621	395,207
SolarEdge Technologies, Inc.(b)(c)	28,155	1,872,307
TSEC Corp. (Taiwan)	233,059	211,469
United Renewable Energy Co. Ltd. (Taiwan)	661,075	273,516
Xinyi Solar Holdings Ltd. (China)	2,416,432	1,106,633
		20,022,430
Software-0.11%
Tuya, Inc., ADR (China)(b)	114,353	209,266
Specialized REITs-5.44%
Digital Realty Trust, Inc.	76,801	10,787,469
Specialty Retail-0.04%
Fastned B.V., CVA (Netherlands)(b)(c)	2,570	76,631

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Transportation Infrastructure-0.44%
Taiwan High Speed Rail Corp. (Taiwan)	934,000	$881,794
Water Utilities-0.26%
Beijing Enterprises Water Group Ltd. (China)	2,139,028	519,896
Total Common Stocks & Other Equity Interests (Cost $274,247,813)		195,368,686

Exchange-Traded Funds-1.54%
iShares MSCI India ETF(c) (Cost $2,558,581)	61,033	3,044,936

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(f)(g) (Cost $102,693)	102,693	102,693
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $276,909,087)		198,516,315
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.34%
Invesco Private Government Fund, 5.29%(f)(g)(h)	12,968,052	$12,968,052
Invesco Private Prime Fund, 5.52%(f)(g)(h)	33,323,095	33,346,421
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,311,090)		46,314,473
TOTAL INVESTMENTS IN SECURITIES-123.37% (Cost $323,220,177)		244,830,788
OTHER ASSETS LESS LIABILITIES-(23.37)%		(46,373,588)
NET ASSETS-100.00%		$198,457,200

Investment Abbreviations:
ADR	-American Depositary Receipt
CVA	-Dutch Certificates
ETF	-Exchange-Traded Fund
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $2,449,256, which represented 1.23% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,905,823	$(2,803,130)	$-	$-	$102,693	$1,386
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,921,494	102,312,968	(107,266,410)	-	-	12,968,052	668,993*
Invesco Private Prime Fund	46,083,841	213,981,024	(226,745,747)	5,615	21,688	33,346,421	1,773,765*
Total	$64,005,335	$319,199,815	$(336,815,287)	$5,615	$21,688	$46,417,166	$2,444,144

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2024
(Unaudited)
This Fund has holdings greater than 10% of net assets in the following country:
China	11.79%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Raymond James SB-1 Equity ETF (RYJ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-4.65%
AT&T, Inc.	41,749	$738,540
EchoStar Corp., Class A(b)	48,138	644,568
Frontier Communications Parent, Inc.(b)(c)	29,286	721,314
Integral Ad Science Holding Corp.(b)(c)	45,221	657,966
Iridium Communications, Inc.	18,626	675,379
Meta Platforms, Inc., Class A(b)	1,838	717,077
Roblox Corp., Class A(b)	17,326	672,422
T-Mobile US, Inc.	4,267	687,968
		5,515,234
Consumer Discretionary-8.26%
Amazon.com, Inc.(b)	4,532	703,366
Arko Corp.(c)	88,004	686,431
AutoZone, Inc.(b)	254	701,581
Brinker International, Inc.(b)(c)	17,534	750,280
Crocs, Inc.(b)(c)	6,871	697,269
Everi Holdings, Inc.(b)	65,734	684,291
First Watch Restaurant Group, Inc.(b)(c)	33,786	725,048
Planet Fitness, Inc., Class A(b)	9,569	648,395
Shake Shack, Inc., Class A(b)	10,214	771,770
Tempur Sealy International, Inc.(c)	13,616	679,302
Toll Brothers, Inc.	6,807	676,275
Tractor Supply Co.(c)	3,018	677,843
Ulta Beauty, Inc.(b)	1,469	737,512
Xponential Fitness, Inc., Class A(b)(c)	59,848	661,919
		9,801,282
Consumer Staples-2.41%
Darling Ingredients, Inc.(b)	16,055	695,182
e.l.f. Beauty, Inc.(b)(c)	4,560	727,457
Estee Lauder Cos., Inc. (The), Class A(c)	5,601	739,276
Primo Water Corp.	47,911	698,542
		2,860,457
Energy-16.01%
Antero Resources Corp.(b)	32,412	724,084
APA Corp.	22,839	715,546
Atlas Energy Solutions, Inc.(c)	40,945	711,215
Cheniere Energy, Inc.	4,322	708,765
Clean Energy Fuels Corp.(b)(c)	215,815	636,654
ConocoPhillips	6,492	726,260
Crescent Energy Co., Class A(c)	63,762	704,570
Diamondback Energy, Inc.	4,615	709,510
Energy Transfer L.P.	50,532	722,608
Enterprise Products Partners L.P.	25,958	694,636
EOG Resources, Inc.	6,341	721,542
Halliburton Co.	20,373	726,297
Kimbell Royalty Partners L.P.	47,391	711,813
Mach Natural Resources L.P.(b)	39,852	712,952
Marathon Oil Corp.	31,482	719,364
Marathon Petroleum Corp.	4,542	752,155
Northern Oil and Gas, Inc.(c)	20,721	694,154
Occidental Petroleum Corp.	12,362	711,680
Patterson-UTI Energy, Inc.	68,163	755,928
Plains All American Pipeline L.P.	44,085	680,672
Plains GP Holdings L.P., Class A(b)	42,000	679,560
Select Water Solutions, Inc., Class A	97,012	753,783
Targa Resources Corp.	8,368	710,945
Tidewater, Inc.(b)(c)	9,940	667,869
TXO Partners L.P.	28,573	532,029
	Shares	Value
Energy-(continued)
Valero Energy Corp.	5,432	$754,505
Weatherford International PLC(b)	7,360	659,088
		18,998,184
Financials-21.81%
Allstate Corp. (The)	4,514	700,799
AssetMark Financial Holdings, Inc.(b)	22,923	703,048
BRP Group, Inc., Class A(b)(c)	27,041	606,800
Cadence Bank	23,648	629,510
Chubb Ltd.	2,935	719,075
Coastal Financial Corp.(b)(c)	16,605	662,540
Columbia Banking System, Inc.	27,582	556,053
ConnectOne Bancorp, Inc.(c)	29,571	675,402
Customers Bancorp, Inc.(b)	13,123	701,293
Esquire Financial Holdings, Inc.	11,969	596,774
Everest Group Ltd.	1,871	720,279
Fidelity National Information Services, Inc.	11,344	706,277
First Foundation, Inc.	65,127	620,009
First Horizon Corp.	49,049	698,458
Flywire Corp.(b)(c)	34,215	731,175
Globe Life, Inc.	5,717	702,162
Huntington Bancshares, Inc.	54,245	690,539
i3 Verticals, Inc., Class A(b)	35,444	664,221
Intercontinental Exchange, Inc.	5,510	701,588
Kemper Corp.	12,330	739,800
Merchants Bancorp(c)	16,278	712,000
New York Community Bancorp, Inc.	68,968	446,223
Nexpoint Real Estate Finance, Inc.	22,671	330,316
Pacific Premier Bancorp, Inc.	24,619	624,584
Primerica, Inc.	3,059	716,295
Prosperity Bancshares, Inc.	10,480	669,777
Prudential Financial, Inc.	6,718	704,920
Redwood Trust, Inc.(c)	99,913	670,416
Reinsurance Group of America, Inc.	4,133	718,687
Skyward Specialty Insurance Group, Inc.(b)	21,489	668,308
SmartFinancial, Inc.	22,857	531,654
Starwood Property Trust, Inc.(c)	33,916	689,512
Synovus Financial Corp.	18,253	687,408
TPG RE Finance Trust, Inc.	113,312	690,070
Travelers Cos., Inc. (The)	3,279	693,049
UMB Financial Corp.	8,511	702,157
Voya Financial, Inc.	9,708	702,568
Wells Fargo & Co.	14,453	725,252
Wintrust Financial Corp.	7,057	684,388
		25,893,386
Health Care-16.23%
89bio, Inc.(b)(c)	64,230	635,877
Acadia Healthcare Co., Inc.(b)	8,217	674,944
ADMA Biologics, Inc.(b)(c)	132,589	688,137
Alignment Healthcare, Inc.(b)(c)	94,023	629,954
Apellis Pharmaceuticals, Inc.(b)(c)	10,716	678,216
Ardelyx, Inc.(b)(c)	79,524	694,245
argenx SE, ADR (Netherlands)(b)(c)	1,924	732,101
Avidity Biosciences, Inc.(b)(c)	67,638	827,213
Blueprint Medicines Corp.(b)(c)	8,449	671,949
Boston Scientific Corp.(b)	11,548	730,526
Cigna Group (The)	2,299	691,884
Cymabay Therapeutics, Inc.(b)(c)	29,236	687,338
DexCom, Inc.(b)	5,424	658,202
Disc Medicine, Inc.(b)(c)	10,285	676,239
Dyne Therapeutics, Inc.(b)(c)	43,322	927,091
Encompass Health Corp.	9,882	702,017
See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
InflaRx N.V. (Germany)(b)(c)	277,925	$450,238
Ionis Pharmaceuticals, Inc.(b)(c)	13,751	706,664
Mirum Pharmaceuticals, Inc.(b)(c)	26,517	701,640
Natera, Inc.(b)	10,518	693,557
Nkarta, Inc.(b)(c)	89,009	804,641
Ocular Therapeutix, Inc.(b)(c)	172,335	837,548
QuidelOrtho Corp.(b)(c)	9,707	665,027
Relay Therapeutics, Inc.(b)(c)	68,631	634,837
Sol-Gel Technologies Ltd. (Israel)(b)	13,271	17,916
Tenet Healthcare Corp.(b)	8,617	712,971
UnitedHealth Group, Inc.	1,367	699,549
Xencor, Inc.(b)(c)	35,036	655,173
Zura Bio Ltd. (United Kingdom)(b)(c)	131,826	375,704
		19,261,398
Industrials-11.01%
Casella Waste Systems, Inc., Class A(b)	8,198	699,617
Chart Industries, Inc.(b)(c)	5,407	631,105
Clean Harbors, Inc.(b)	4,051	680,406
Construction Partners, Inc., Class A(b)(c)	16,248	739,284
Copa Holdings S.A., Class A (Panama)	7,762	745,618
Delta Air Lines, Inc.	18,967	742,368
Dun & Bradstreet Holdings, Inc.	59,391	688,342
Dycom Industries, Inc.(b)	6,083	679,471
Emeren Group Ltd., ADR (China)(b)(c)	340,483	582,226
FTC Solar, Inc.(b)	1,240,316	622,019
Griffon Corp.	11,812	688,167
Ryanair Holdings PLC, ADR (Italy)(c)	5,524	738,006
SS&C Technologies Holdings, Inc.	11,374	694,042
Tecnoglass, Inc.(c)	15,336	705,609
Union Pacific Corp.	2,884	703,494
United Parcel Service, Inc., Class B	4,421	627,340
V2X, Inc.(b)	17,962	698,542
Waste Connections, Inc.	4,595	713,420
WESCO International, Inc.	3,994	693,039
		13,072,115
Information Technology-11.45%
Advanced Micro Devices, Inc.(b)	4,172	699,603
Alarm.com Holdings, Inc.(b)	11,218	682,279
ASML Holding N.V., New York Shares (Netherlands)	914	795,015
Avnet, Inc.	14,634	662,920
Ciena Corp.(b)(c)	13,512	716,136
Cognex Corp.	18,342	662,880
Edgio, Inc.(b)	1,567,893	407,966
Fastly, Inc., Class A(b)(c)	34,517	694,482
Harmonic, Inc.(b)(c)	60,154	703,802
IPG Photonics Corp.(b)	7,061	691,201
Jabil, Inc.	5,592	700,622
Microchip Technology, Inc.	7,728	658,271
nLight, Inc.(b)(c)	51,574	669,430
NVIDIA Corp.	1,176	723,557
Pure Storage, Inc., Class A(b)	17,033	681,150
RingCentral, Inc., Class A(b)(c)	19,846	672,581
	Shares	Value
Information Technology-(continued)
Roper Technologies, Inc.	1,274	$684,138
Salesforce, Inc.(b)	2,502	703,287
SentinelOne, Inc., Class A(b)	26,678	714,970
TD SYNNEX Corp.	6,620	661,868
		13,586,158
Materials-0.56%
Scotts Miracle-Gro Co. (The)(c)	11,741	660,549
Real Estate-6.99%
Agree Realty Corp.	11,467	683,548
CareTrust REIT, Inc.	31,824	665,758
CBRE Group, Inc., Class A(b)	8,025	692,638
Cushman & Wakefield PLC(b)	68,631	721,998
Digital Realty Trust, Inc.	4,988	700,614
DigitalBridge Group, Inc.(c)	36,042	707,865
Equinix, Inc.	876	726,879
Extra Space Storage, Inc.(c)	4,718	681,468
Prologis, Inc.	5,448	690,207
SBA Communications Corp., Class A	3,001	671,804
Uniti Group, Inc.(c)	128,934	678,193
Welltower, Inc.	7,887	682,304
		8,303,276
Utilities-0.59%
Sunnova Energy International, Inc.(b)(c)	67,118	706,081
Total Common Stocks & Other Equity Interests (Cost $98,874,172)		118,658,120
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $26,973)	26,973	26,973
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $98,901,145)		118,685,093
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.07%
Invesco Private Government Fund, 5.29%(d)(e)(f)	7,704,612	7,704,612
Invesco Private Prime Fund, 5.52%(d)(e)(f)	19,662,037	19,675,800
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,379,101)		27,380,412
TOTAL INVESTMENTS IN SECURITIES-123.06% (Cost $126,280,246)		146,065,505
OTHER ASSETS LESS LIABILITIES-(23.06)%		(27,374,489)
NET ASSETS-100.00%		$118,691,016

See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,868	$2,379,198	$(2,405,093)	$-	$-	$26,973	$2,557
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,968,987	48,866,274	(52,130,649)	-	-	7,704,612	305,428*
Invesco Private Prime Fund	27,834,303	94,558,077	(102,730,511)	3,547	10,384	19,675,800	804,140*
Total	$38,856,158	$145,803,549	$(157,266,253)	$3,547	$10,384	$27,407,385	$1,112,125

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-101.74%
Communication Services-9.01%
Alphabet, Inc., Class A(b)	13,930	$1,951,593
Alphabet, Inc., Class C(b)	11,724	1,662,463
AT&T, Inc.	16,832	297,758
Charter Communications, Inc., Class A(b)	237	87,858
Comcast Corp., Class A	9,453	439,943
Electronic Arts, Inc.	576	79,246
Fox Corp., Class A	585	18,896
Fox Corp., Class B	310	9,303
Interpublic Group of Cos., Inc. (The)	907	29,922
Live Nation Entertainment, Inc.(b)	336	29,854
Match Group, Inc.(b)	643	24,678
Meta Platforms, Inc., Class A(b)	5,224	2,038,091
Netflix, Inc.(b)	1,031	581,597
News Corp., Class A	896	22,077
News Corp., Class B	270	6,904
Omnicom Group, Inc.	468	42,298
Paramount Global, Class B	1,136	16,574
Take-Two Interactive Software, Inc.(b)	373	61,519
T-Mobile US, Inc.	1,198	193,154
Verizon Communications, Inc.	9,897	419,138
Walt Disney Co. (The)	4,308	413,783
Warner Bros. Discovery, Inc.(b)	5,224	52,345
		8,478,994
Consumer Discretionary-10.47%
Airbnb, Inc., Class A(b)	1,024	147,599
Amazon.com, Inc.(b)	21,406	3,322,211
Aptiv PLC(b)	666	54,166
AutoZone, Inc.(b)	41	113,247
Bath & Body Works, Inc.	535	22,823
Best Buy Co., Inc.	459	33,273
Booking Holdings, Inc.(b)	83	291,120
BorgWarner, Inc.	553	18,747
Caesars Entertainment, Inc.(b)	508	22,286
CarMax, Inc.(b)	374	26,621
Carnival Corp.(b)	2,386	39,560
Chipotle Mexican Grill, Inc.(b)	64	154,161
D.R. Horton, Inc.	709	101,323
Darden Restaurants, Inc.	283	46,010
Domino’s Pizza, Inc.	82	34,950
eBay, Inc.	1,228	50,434
Etsy, Inc.(b)	284	18,903
Expedia Group, Inc.(b)	313	46,427
Ford Motor Co.	9,256	108,480
Garmin Ltd.	362	43,255
General Motors Co.	3,224	125,091
Genuine Parts Co.	330	46,276
Hasbro, Inc.	307	15,028
Hilton Worldwide Holdings, Inc.	603	115,149
Home Depot, Inc. (The)	2,354	830,868
Las Vegas Sands Corp.	806	39,430
Lennar Corp., Class A	588	88,112
LKQ Corp.	630	29,402
Lowe’s Cos., Inc.	1,359	289,250
lululemon athletica, inc.(b)	271	122,985
Marriott International, Inc., Class A	580	139,043
McDonald’s Corp.	1,709	500,258
MGM Resorts International	648	28,104
Mohawk Industries, Inc.(b)	124	12,927
NIKE, Inc., Class B	2,882	292,609
Norwegian Cruise Line Holdings Ltd.(b)	1,002	17,836
NVR, Inc.(b)	7	49,527
	Shares	Value
Consumer Discretionary-(continued)
O’Reilly Automotive, Inc.(b)	139	$142,204
Pool Corp.	91	33,784
PulteGroup, Inc.	510	53,326
Ralph Lauren Corp.	94	13,505
Ross Stores, Inc.	797	111,803
Royal Caribbean Cruises Ltd.(b)	555	70,762
Starbucks Corp.	2,690	250,251
Tapestry, Inc.	539	20,908
Tesla, Inc.(b)	6,510	1,219,258
TJX Cos., Inc. (The)	2,694	255,688
Tractor Supply Co.	256	57,498
Ulta Beauty, Inc.(b)	116	58,238
V.F. Corp.	778	12,806
Whirlpool Corp.	129	14,128
Wynn Resorts Ltd.	226	21,341
Yum! Brands, Inc.	660	85,463
		9,858,454
Consumer Staples-6.25%
Altria Group, Inc.	4,164	167,060
Archer-Daniels-Midland Co.	1,256	69,808
Brown-Forman Corp., Class B	430	23,607
Bunge Global S.A.	344	30,303
Campbell Soup Co.	462	20,619
Church & Dwight Co., Inc.	580	57,913
Clorox Co. (The)	292	42,413
Coca-Cola Co. (The)	9,160	544,928
Colgate-Palmolive Co.	1,939	163,264
Conagra Brands, Inc.	1,132	32,998
Constellation Brands, Inc., Class A	381	93,375
Costco Wholesale Corp.	1,042	724,065
Dollar General Corp.	519	68,544
Dollar Tree, Inc.(b)	492	64,265
Estee Lauder Cos., Inc. (The), Class A	547	72,198
General Mills, Inc.	1,369	88,862
Hershey Co. (The)	354	68,513
Hormel Foods Corp.	682	20,712
J. M. Smucker Co. (The)	251	33,019
Kellanova	625	34,225
Kenvue, Inc.	4,057	84,223
Keurig Dr Pepper, Inc.	2,370	74,513
Kimberly-Clark Corp.	796	96,292
Kraft Heinz Co. (The)	1,878	69,730
Kroger Co. (The)	1,558	71,886
Lamb Weston Holdings, Inc.	343	35,137
McCormick & Co., Inc.	595	40,555
Molson Coors Beverage Co., Class B	438	27,064
Mondelez International, Inc., Class A	3,203	241,090
Monster Beverage Corp.(b)	1,740	95,735
PepsiCo, Inc.	3,237	545,532
Philip Morris International, Inc.	3,655	332,057
Procter & Gamble Co. (The)	5,548	871,813
Sysco Corp.	1,187	96,064
Target Corp.	1,086	151,041
Tyson Foods, Inc., Class A	675	36,963
Walgreens Boots Alliance, Inc.	1,698	38,324
Walmart, Inc.	3,359	555,075
		5,883,785
Energy-3.87%
APA Corp.	722	22,620
Baker Hughes Co., Class A	2,369	67,517
Chevron Corp.	4,132	609,181
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
ConocoPhillips	2,796	$312,789
Coterra Energy, Inc.	1,781	44,311
Devon Energy Corp.	1,509	63,408
Diamondback Energy, Inc.	421	64,725
EOG Resources, Inc.	1,373	156,234
EQT Corp.	887	31,400
Exxon Mobil Corp.	9,430	969,498
Halliburton Co.	2,108	75,150
Hess Corp.	651	91,485
Kinder Morgan, Inc.	4,553	77,037
Marathon Oil Corp.	1,386	31,670
Marathon Petroleum Corp.	894	148,046
Occidental Petroleum Corp.	1,555	89,521
ONEOK, Inc.	1,372	93,639
Phillips 66	1,036	149,505
Pioneer Natural Resources Co.	549	126,177
Schlumberger N.V.	3,363	163,778
Targa Resources Corp.	528	44,859
Valero Energy Corp.	801	111,259
Williams Cos., Inc. (The)	2,864	99,266
		3,643,075
Financials-13.37%
Aflac, Inc.	1,252	105,594
Allstate Corp. (The)	616	95,634
American Express Co.	1,356	272,203
American International Group, Inc.	1,653	114,900
Ameriprise Financial, Inc.	238	92,065
Aon PLC, Class A	471	140,560
Arch Capital Group Ltd.(b)	878	72,374
Arthur J. Gallagher & Co.	508	117,937
Assurant, Inc.	124	20,826
Bank of America Corp.	16,207	551,200
Bank of New York Mellon Corp. (The)	1,811	100,438
Berkshire Hathaway, Inc., Class B(b)	4,284	1,643,942
BlackRock, Inc.	329	254,748
Blackstone, Inc., Class A	1,673	208,205
Brown & Brown, Inc.	556	43,123
Capital One Financial Corp.	897	121,382
Cboe Global Markets, Inc.	250	45,962
Charles Schwab Corp. (The)	3,504	220,472
Chubb Ltd.	960	235,200
Cincinnati Financial Corp.	372	41,218
Citigroup, Inc.	4,505	253,046
Citizens Financial Group, Inc.	1,104	36,101
CME Group, Inc., Class A	847	174,346
Comerica, Inc.	311	16,352
Discover Financial Services	588	62,046
Everest Group Ltd.	102	39,267
FactSet Research Systems, Inc.	90	42,833
Fidelity National Information Services, Inc.	1,395	86,853
Fifth Third Bancorp	1,604	54,921
Fiserv, Inc.(b)	1,413	200,462
FLEETCOR Technologies, Inc.(b)	170	49,288
Franklin Resources, Inc.	664	17,682
Global Payments, Inc.	613	81,670
Globe Life, Inc.	203	24,932
Goldman Sachs Group, Inc. (The)	768	294,920
Hartford Financial Services Group, Inc. (The)	708	61,568
Huntington Bancshares, Inc.	3,430	43,664
Intercontinental Exchange, Inc.	1,348	171,641
Invesco Ltd.(c)	1,058	16,748
Jack Henry & Associates, Inc.	172	28,523
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	6,805	$1,186,520
KeyCorp	2,217	32,213
Loews Corp.	433	31,548
M&T Bank Corp.	391	53,997
MarketAxess Holdings, Inc.	90	20,296
Marsh & McLennan Cos., Inc.	1,161	225,048
Mastercard, Inc., Class A	1,950	875,998
MetLife, Inc.	1,465	101,554
Moody’s Corp.	371	145,447
Morgan Stanley	2,976	259,626
MSCI, Inc.	186	111,343
Nasdaq, Inc.	801	46,274
Northern Trust Corp.	490	39,024
PayPal Holdings, Inc.(b)	2,539	155,768
PNC Financial Services Group, Inc. (The)	938	141,835
Principal Financial Group, Inc.	519	41,053
Progressive Corp. (The)	1,378	245,628
Prudential Financial, Inc.	849	89,086
Raymond James Financial, Inc.	442	48,700
Regions Financial Corp.	2,202	41,111
S&P Global, Inc.	763	342,091
State Street Corp.	726	53,630
Synchrony Financial	979	38,054
T. Rowe Price Group, Inc.	526	57,045
Travelers Cos., Inc. (The)	538	113,712
Truist Financial Corp.	3,140	116,368
U.S. Bancorp	3,665	152,244
Visa, Inc., Class A	3,753	1,025,545
W.R. Berkley Corp.	483	39,548
Wells Fargo & Co.	8,549	428,989
Willis Towers Watson PLC	243	59,851
Zions Bancorporation N.A.	349	14,623
		12,588,615
Health Care-13.00%
Abbott Laboratories	4,085	462,218
AbbVie, Inc.	4,157	683,411
Agilent Technologies, Inc.	689	89,639
Align Technology, Inc.(b)	167	44,642
Amgen, Inc.	1,260	395,968
Baxter International, Inc.	1,201	46,467
Becton, Dickinson and Co.	683	163,107
Biogen, Inc.(b)	343	84,604
Bio-Rad Laboratories, Inc., Class A(b)	49	15,724
Bio-Techne Corp.	374	26,300
Boston Scientific Corp.(b)	3,447	218,057
Bristol-Myers Squibb Co.	4,790	234,087
Cardinal Health, Inc.	580	63,330
Catalent, Inc.(b)	424	21,895
Cencora, Inc.	392	91,211
Centene Corp.(b)	1,258	94,740
Charles River Laboratories International, Inc.(b)	122	26,386
Cigna Group (The)	689	207,354
Cooper Cos., Inc. (The)	116	43,271
CVS Health Corp.	3,024	224,895
Danaher Corp.	1,548	371,381
DaVita, Inc.(b)	127	13,736
DENTSPLY SIRONA, Inc.	499	17,340
DexCom, Inc.(b)	910	110,428
Edwards Lifesciences Corp.(b)	1,429	112,134
Elevance Health, Inc.	553	272,872
Eli Lilly and Co.	1,878	1,212,456
GE HealthCare Technologies, Inc.	922	67,638

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Gilead Sciences, Inc.	2,934	$229,615
HCA Healthcare, Inc.	466	142,083
Henry Schein, Inc.(b)	307	22,976
Hologic, Inc.(b)	576	42,877
Humana, Inc.	290	109,637
IDEXX Laboratories, Inc.(b)	195	100,441
Illumina, Inc.(b)	376	53,772
Incyte Corp.(b)	440	25,859
Insulet Corp.(b)	165	31,494
Intuitive Surgical, Inc.(b)	829	313,544
IQVIA Holdings, Inc.(b)	431	89,747
Johnson & Johnson	5,667	900,486
Laboratory Corp. of America Holdings	200	44,460
McKesson Corp.	313	156,466
Medtronic PLC	3,132	274,175
Merck & Co., Inc.	5,965	720,453
Mettler-Toledo International, Inc.(b)	51	61,057
Moderna, Inc.(b)	781	78,920
Molina Healthcare, Inc.(b)	137	48,832
Pfizer, Inc.	13,292	359,947
Quest Diagnostics, Inc.	266	34,162
Regeneron Pharmaceuticals, Inc.(b)	252	237,581
ResMed, Inc.	348	66,190
Revvity, Inc.	292	31,297
STERIS PLC	234	51,234
Stryker Corp.	796	267,042
Teleflex, Inc.	111	26,954
Thermo Fisher Scientific, Inc.	910	490,472
UnitedHealth Group, Inc.	2,178	1,114,570
Universal Health Services, Inc., Class B	144	22,869
Vertex Pharmaceuticals, Inc.(b)	606	262,628
Viatris, Inc.	2,840	33,427
Waters Corp.(b)	139	44,162
West Pharmaceutical Services, Inc.	174	64,907
Zimmer Biomet Holdings, Inc.	492	61,795
Zoetis, Inc.	1,081	203,023
		12,234,445
Industrials-8.74%
3M Co.	1,301	122,749
A.O. Smith Corp.	291	22,585
Allegion PLC	208	25,769
American Airlines Group, Inc.(b)	1,539	21,900
AMETEK, Inc.	543	87,993
Automatic Data Processing, Inc.	968	237,915
Axon Enterprise, Inc.(b)	167	41,593
Boeing Co. (The)(b)	1,340	282,794
Broadridge Financial Solutions, Inc.	278	56,768
Builders FirstSource, Inc.(b)	290	50,382
C.H. Robinson Worldwide, Inc.	275	23,125
Carrier Global Corp.	1,976	108,107
Caterpillar, Inc.	1,202	360,973
Cintas Corp.	204	123,332
Copart, Inc.(b)	2,057	98,818
CSX Corp.	4,652	166,076
Cummins, Inc.	333	79,687
Dayforce, Inc.(b)	369	25,653
Deere & Co.	631	248,349
Delta Air Lines, Inc.	1,515	59,297
Dover Corp.	329	49,278
Eaton Corp. PLC	940	231,315
Emerson Electric Co.	1,343	123,193
Equifax, Inc.	290	70,859
	Shares	Value
Industrials-(continued)
Expeditors International of Washington, Inc.	344	$43,458
Fastenal Co.	1,346	91,838
FedEx Corp.	544	131,262
Fortive Corp.	827	64,655
Generac Holdings, Inc.(b)	145	16,482
General Dynamics Corp.	533	141,240
General Electric Co.	2,563	339,392
Honeywell International, Inc.	1,552	313,908
Howmet Aerospace, Inc.	921	51,815
Hubbell, Inc.	126	42,282
Huntington Ingalls Industries, Inc.	94	24,338
IDEX Corp.	179	37,858
Illinois Tool Works, Inc.	645	168,280
Ingersoll Rand, Inc.	921	73,551
J.B. Hunt Transport Services, Inc.	192	38,588
Jacobs Solutions, Inc.	298	40,161
Johnson Controls International PLC	1,602	84,409
L3Harris Technologies, Inc.	446	92,955
Leidos Holdings, Inc.	323	35,682
Lockheed Martin Corp.	520	223,293
Masco Corp.	532	35,798
Nordson Corp.	128	32,220
Norfolk Southern Corp.	532	125,148
Northrop Grumman Corp.	333	148,771
Old Dominion Freight Line, Inc.	211	82,505
Otis Worldwide Corp.	963	85,168
PACCAR, Inc.	1,232	123,680
Parker-Hannifin Corp.	302	140,279
Paychex, Inc.	757	92,150
Paycom Software, Inc.	115	21,878
Pentair PLC	389	28,463
Quanta Services, Inc.	342	66,365
Republic Services, Inc.	482	82,480
Robert Half, Inc.	251	19,965
Rockwell Automation, Inc.	270	68,386
Rollins, Inc.	661	28,628
RTX Corp.	3,385	308,441
Snap-on, Inc.	124	35,951
Southwest Airlines Co.	1,412	42,205
Stanley Black & Decker, Inc.	362	33,775
Textron, Inc.	464	39,305
Trane Technologies PLC	538	135,603
TransDigm Group, Inc.	130	142,048
Uber Technologies, Inc.(b)	4,845	316,233
Union Pacific Corp.	1,436	350,283
United Airlines Holdings, Inc.(b)	777	32,152
United Parcel Service, Inc., Class B	1,704	241,798
United Rentals, Inc.	159	99,439
Veralto Corp.	519	39,802
Verisk Analytics, Inc.	343	82,845
W.W. Grainger, Inc.	104	93,147
Wabtec Corp.	424	55,786
Waste Management, Inc.	862	160,013
Xylem, Inc.	567	63,753
		8,228,420
Information Technology-30.02%
Accenture PLC, Class A	1,478	537,815
Adobe, Inc.(b)	1,072	662,260
Advanced Micro Devices, Inc.(b)	3,804	637,893
Akamai Technologies, Inc.(b)	357	43,993
Amphenol Corp., Class A	1,409	142,450
Analog Devices, Inc.	1,173	225,638

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
ANSYS, Inc.(b)	205	$67,205
Apple, Inc.	34,414	6,345,942
Applied Materials, Inc.	1,970	323,671
Arista Networks, Inc.(b)	593	153,397
Autodesk, Inc.(b)	503	127,666
Broadcom, Inc.	1,033	1,218,940
Cadence Design Systems, Inc.(b)	641	184,903
CDW Corp.	315	71,417
Cisco Systems, Inc.	9,535	478,466
Cognizant Technology Solutions Corp., Class A	1,180	91,002
Corning, Inc.	1,808	58,742
Enphase Energy, Inc.(b)	321	33,426
EPAM Systems, Inc.(b)	136	37,823
F5, Inc.(b)	140	25,718
Fair Isaac Corp.(b)	58	69,532
First Solar, Inc.(b)	253	37,014
Fortinet, Inc.(b)	1,501	96,799
Gartner, Inc.(b)	183	83,712
Gen Digital, Inc.	1,336	31,369
Hewlett Packard Enterprise Co.	3,020	46,176
HP, Inc.	2,048	58,798
Intel Corp.	9,924	427,526
International Business Machines Corp.	2,150	394,869
Intuit, Inc.	660	416,678
Jabil, Inc.	301	37,712
Juniper Networks, Inc.	751	27,757
Keysight Technologies, Inc.(b)	418	64,063
KLA Corp.	320	190,093
Lam Research Corp.	310	255,803
Microchip Technology, Inc.	1,274	108,519
Micron Technology, Inc.	2,585	221,664
Microsoft Corp.	17,494	6,955,264
Monolithic Power Systems, Inc.	113	68,107
Motorola Solutions, Inc.	391	124,924
NetApp, Inc.	495	43,164
NVIDIA Corp.	5,813	3,576,564
NXP Semiconductors N.V. (China)	606	127,605
ON Semiconductor Corp.(b)	1,013	72,055
Oracle Corp.	3,741	417,870
Palo Alto Networks, Inc.(b)	731	247,451
PTC, Inc.(b)	281	50,763
Qorvo, Inc.(b)	231	23,040
QUALCOMM, Inc.	2,620	389,096
Roper Technologies, Inc.	252	135,324
Salesforce, Inc.(b)	2,291	643,977
Seagate Technology Holdings PLC	457	39,156
ServiceNow, Inc.(b)	483	369,688
Skyworks Solutions, Inc.	377	39,381
Synopsys, Inc.(b)	358	190,939
TE Connectivity Ltd.	731	103,941
Teledyne Technologies, Inc.(b)	111	46,450
Teradyne, Inc.	361	34,869
Texas Instruments, Inc.	2,139	342,497
Trimble, Inc.(b)	589	29,957
Tyler Technologies, Inc.(b)	99	41,852
VeriSign, Inc.(b)	210	41,765
Western Digital Corp.(b)	763	43,682
Zebra Technologies Corp., Class A(b)	122	29,225
		28,265,057
Materials-2.32%
Air Products and Chemicals, Inc.	523	133,736
Albemarle Corp.	277	31,783
	Shares	Value
Materials-(continued)
Amcor PLC	3,422	$32,269
Avery Dennison Corp.	190	37,895
Ball Corp.	747	41,421
Celanese Corp.	237	34,671
CF Industries Holdings, Inc.	449	33,904
Corteva, Inc.	1,659	75,451
Dow, Inc.	1,652	88,547
DuPont de Nemours, Inc.	1,012	62,542
Eastman Chemical Co.	280	23,394
Ecolab, Inc.	597	118,337
FMC Corp.	293	16,467
Freeport-McMoRan, Inc.	3,376	133,993
International Flavors & Fragrances, Inc.	600	48,408
International Paper Co.	820	29,381
Linde PLC	1,141	461,911
LyondellBasell Industries N.V., Class A	603	56,754
Martin Marietta Materials, Inc.	145	73,721
Mosaic Co. (The)	774	23,770
Newmont Corp.	2,713	93,626
Nucor Corp.	578	108,046
Packaging Corp. of America	211	35,001
PPG Industries, Inc.	555	78,277
Sherwin-Williams Co. (The)	554	168,627
Steel Dynamics, Inc.	360	43,448
Vulcan Materials Co.	312	70,515
WestRock Co.	603	24,277
		2,180,172
Real Estate-2.42%
Alexandria Real Estate Equities, Inc.	370	44,733
American Tower Corp.	1,097	214,628
AvalonBay Communities, Inc.	334	59,789
Boston Properties, Inc.	340	22,610
Camden Property Trust	251	23,554
CBRE Group, Inc., Class A(b)	717	61,884
CoStar Group, Inc.(b)	961	80,224
Crown Castle, Inc.	1,022	110,632
Digital Realty Trust, Inc.	713	100,148
Equinix, Inc.	221	183,379
Equity Residential	813	48,935
Essex Property Trust, Inc.	152	35,457
Extra Space Storage, Inc.	498	71,931
Federal Realty Investment Trust	174	17,701
Healthpeak Properties, Inc.	1,288	23,828
Host Hotels & Resorts, Inc.	1,670	32,097
Invitation Homes, Inc.	1,362	44,851
Iron Mountain, Inc.	687	46,386
Kimco Realty Corp.	1,468	29,654
Mid-America Apartment Communities, Inc.	276	34,881
Prologis, Inc.	2,176	275,678
Public Storage	373	105,630
Realty Income Corp.	1,954	106,278
Regency Centers Corp.	387	24,253
SBA Communications Corp., Class A	255	57,084
Simon Property Group, Inc.	768	106,453
UDR, Inc.	712	25,646
Ventas, Inc.	947	43,931
VICI Properties, Inc.	2,436	73,372
Welltower, Inc.	1,304	112,809
Weyerhaeuser Co.	1,719	56,332
		2,274,768

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Utilities-2.27%
AES Corp. (The)	1,586	$26,455
Alliant Energy Corp.	600	29,196
Ameren Corp.	619	43,064
American Electric Power Co., Inc.	1,239	96,815
American Water Works Co., Inc.	458	56,801
Atmos Energy Corp.	351	39,993
CenterPoint Energy, Inc.	1,495	41,770
CMS Energy Corp.	691	39,498
Consolidated Edison, Inc.	813	73,902
Constellation Energy Corp.	752	91,744
Dominion Energy, Inc.	1,971	90,114
DTE Energy Co.	488	51,445
Duke Energy Corp.	1,815	173,931
Edison International	902	60,867
Entergy Corp.	498	49,681
Evergy, Inc.	541	27,467
Eversource Energy	827	44,840
Exelon Corp.	2,344	81,595
FirstEnergy Corp.	1,222	44,823
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	4,830	$283,183
NiSource, Inc.	972	25,243
NRG Energy, Inc.	535	28,376
PG&E Corp.	5,022	84,721
Pinnacle West Capital Corp.	267	18,396
PPL Corp.	1,746	45,745
Public Service Enterprise Group, Inc.	1,173	68,022
Sempra	1,482	106,052
Southern Co. (The)	2,568	178,527
WEC Energy Group, Inc.	742	59,924
Xcel Energy, Inc.	1,300	77,831
		2,140,021
TOTAL INVESTMENTS IN SECURITIES-101.74% (Cost $76,981,436)		95,775,806
OTHER ASSETS LESS LIABILITIES-(1.74)%		(1,638,353)
NET ASSETS-100.00%		$94,137,453

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Invesco Ltd.	$21,293	$2,745	$(5,719)	$2,212	$(3,783)	$16,748	$734
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,864	3,958,187	(3,987,051)	-	-	-	2,384
Total	$50,157	$3,960,932	$(3,992,770)	$2,212	$(3,783)	$16,748	$3,118

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	02/16/2024	196	$ 4,800	$(94,080,000)	$(1,635,620)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-6.52%
Alphabet, Inc., Class C(b)	2,561,547	$363,227,364
Comcast Corp., Class A	2,421,131	112,679,437
		475,906,801
Consumer Discretionary-3.75%
Airbnb, Inc., Class A(b)	357,867	51,582,949
eBay, Inc.	471,017	19,344,668
Expedia Group, Inc.(b)	82,358	12,216,162
LKQ Corp.(c)	159,096	7,425,010
NIKE, Inc., Class B	776,729	78,861,295
NVR, Inc.(b)	2,127	15,049,142
Ralph Lauren Corp.	26,013	3,737,288
Tapestry, Inc.	132,388	5,135,331
TJX Cos., Inc. (The)	690,906	65,573,889
Ulta Beauty, Inc.(b)	30,575	15,350,179
		274,275,913
Consumer Staples-8.10%
Coca-Cola Co. (The)	2,417,401	143,811,186
Costco Wholesale Corp.	259,467	180,298,429
Hershey Co. (The)	96,210	18,620,483
Kenvue, Inc.	1,067,578	22,162,919
Procter & Gamble Co. (The)	1,442,511	226,676,179
		591,569,196
Energy-9.37%
APA Corp.	293,192	9,185,705
Chevron Corp.	1,031,024	152,003,868
ConocoPhillips	811,902	90,827,477
Coterra Energy, Inc.	442,349	11,005,643
EOG Resources, Inc.	341,034	38,806,259
EQT Corp.(c)	230,507	8,159,948
Exxon Mobil Corp.	2,577,986	265,042,741
Marathon Petroleum Corp.	275,375	45,602,100
Pioneer Natural Resources Co.	142,410	32,730,090
Valero Energy Corp.	222,459	30,899,555
		684,263,386
Financials-10.32%
Ameriprise Financial, Inc.	79,651	30,811,396
Jack Henry & Associates, Inc.	41,591	6,897,036
MarketAxess Holdings, Inc.	21,100	4,758,261
Mastercard, Inc., Class A	820,633	368,652,963
T. Rowe Price Group, Inc.	127,950	13,876,177
Visa, Inc., Class A(c)	1,203,300	328,813,758
		753,809,591
Health Care-14.66%
Abbott Laboratories	962,646	108,923,395
Baxter International, Inc.	354,057	13,698,465
Bristol-Myers Squibb Co.	1,314,239	64,226,860
Cencora, Inc.(c)	102,729	23,902,984
Centene Corp.(b)	302,362	22,770,882
Cigna Group (The)	175,398	52,786,028
CVS Health Corp.	686,143	51,028,455
Danaher Corp.	367,096	88,070,001
Edwards Lifesciences Corp.(b)	358,555	28,135,811
Elevance Health, Inc.	132,127	65,196,747
Gilead Sciences, Inc.	721,798	56,487,912
Hologic, Inc.(b)	167,676	12,481,802
Humana, Inc.	88,256	33,366,063
Incyte Corp.(b)	118,638	6,972,355
Intuitive Surgical, Inc.(b)	254,995	96,444,209
	Shares	Value
Health Care-(continued)
Johnson & Johnson	1,522,547	$241,932,718
Vertex Pharmaceuticals, Inc.(b)	160,047	69,361,169
Viatris, Inc.(c)	692,500	8,150,725
Waters Corp.(b)(c)	31,579	10,032,964
Zimmer Biomet Holdings, Inc.	132,604	16,655,062
		1,070,624,607
Industrials-10.72%
Automatic Data Processing, Inc.	417,193	102,537,695
C.H. Robinson Worldwide, Inc.(c)	76,490	6,432,044
Caterpillar, Inc.	292,687	87,896,833
Cintas Corp.	51,708	31,261,106
Emerson Electric Co.	436,790	40,066,747
Expeditors International of Washington, Inc.	125,565	15,862,626
Fastenal Co.	310,008	21,151,846
Fortive Corp.	202,820	15,856,468
General Electric Co.	757,662	100,329,602
Honeywell International, Inc.	393,856	79,661,314
Hubbell, Inc.	31,543	10,584,884
Illinois Tool Works, Inc.	228,932	59,728,359
Lockheed Martin Corp.	139,165	59,758,843
Old Dominion Freight Line, Inc.	54,584	21,343,436
Paychex, Inc.	261,572	31,841,160
Robert Half, Inc.(c)	62,816	4,996,385
Rockwell Automation, Inc.	87,579	22,182,009
Rollins, Inc.	155,032	6,714,436
Veralto Corp.	169,051	12,964,521
Verisk Analytics, Inc.	108,518	26,210,352
W.W. Grainger, Inc.	28,184	25,242,718
		782,623,384
Information Technology-33.70%
Adobe, Inc.(b)	351,870	217,378,249
Analog Devices, Inc.	299,340	57,581,042
Apple, Inc.	1,750,535	322,798,654
Autodesk, Inc.(b)	179,808	45,637,069
Broadcom, Inc.	352,985	416,522,300
Cisco Systems, Inc.	2,661,475	133,552,816
Cognizant Technology Solutions Corp., Class A	307,110	23,684,323
F5, Inc.(b)	36,724	6,746,199
First Solar, Inc.(b)(c)	70,870	10,368,281
Fortinet, Inc.(b)	512,768	33,068,408
Gartner, Inc.(b)	68,310	31,247,726
KLA Corp.	122,675	72,873,857
Lam Research Corp.	99,644	82,223,240
Microchip Technology, Inc.	379,582	32,332,795
Microsoft Corp.	913,261	363,094,308
NetApp, Inc.	147,876	12,894,787
NVIDIA Corp.	739,681	455,103,529
ON Semiconductor Corp.(b)	244,123	17,364,469
QUALCOMM, Inc.	794,971	118,061,143
Teradyne, Inc.(c)	87,378	8,439,841
		2,460,973,036
Materials-2.41%
CF Industries Holdings, Inc.	112,990	8,531,875
DuPont de Nemours, Inc.	354,556	21,911,561
Eastman Chemical Co.	65,729	5,491,658
International Flavors & Fragrances, Inc.(c)	164,534	13,274,603
Linde PLC	313,720	127,003,267
		176,212,964
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Utilities-0.36%
Constellation Energy Corp.	217,464	$26,530,608
Total Common Stocks & Other Equity Interests (Cost $6,267,721,603)		7,296,789,486
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $3,792,253)	3,792,253	3,792,253
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $6,271,513,856)		7,300,581,739
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.35%
Invesco Private Government Fund, 5.29%(d)(e)(f)	88,943,366	88,943,366
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	228,551,527	$228,711,513
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $317,626,131)		317,654,879
TOTAL INVESTMENTS IN SECURITIES-104.31% (Cost $6,589,139,987)		7,618,236,618
OTHER ASSETS LESS LIABILITIES-(4.31)%		(314,856,428)
NET ASSETS-100.00%		$7,303,380,190

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$77,417,448	$(73,625,195)	$-	$-	$3,792,253	$51,998
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,322,989	452,876,883	(425,256,506)	-	-	88,943,366	3,264,016*
Invesco Private Prime Fund	157,687,686	782,519,209	(711,646,708)	41,961	109,365	228,711,513	8,615,835*
Total	$219,010,675	$1,312,813,540	$(1,210,528,409)	$41,961	$109,365	$321,447,132	$11,931,849

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-2.81%
Liberty Media Corp.-Liberty Live, Series C(b)	20,985	$782,111
Sphere Entertainment Co.(b)(c)	11,983	423,958
Vimeo, Inc.(b)(c)	72,480	287,746
		1,493,815
Consumer Discretionary-2.88%
Phinia, Inc.(c)	20,554	621,553
Victoria’s Secret & Co.(b)(c)	34,913	909,484
		1,531,037
Energy-4.32%
DT Midstream, Inc.	42,730	2,294,174
Financials-1.25%
NCR Atleos Corp.(b)	29,646	663,774
Health Care-14.56%
Embecta Corp.	25,358	434,636
Enhabit, Inc.(b)(c)	22,809	230,143
Fortrea Holdings, Inc.(b)(c)	41,424	1,282,487
GE HealthCare Technologies, Inc.	52,550	3,855,068
Organon & Co.	115,880	1,929,402
		7,731,736
Industrials-50.09%
Carrier Global Corp.	70,174	3,839,220
Concentrix Corp.	21,399	1,901,729
Crane Co.	21,173	2,627,781
ESAB Corp.	25,342	2,179,159
GXO Logistics, Inc.(b)(c)	44,158	2,401,312
MasterBrand, Inc.(b)(c)	57,401	807,632
Otis Worldwide Corp.	46,008	4,068,947
RXO, Inc.(b)(c)	54,499	1,133,579
U-Haul Holding Co., Series N(c)	36,319	2,319,695
Veralto Corp.	52,371	4,016,332
Vestis Corp.	60,938	1,304,073
		26,599,459
Information Technology-8.72%
Consensus Cloud Solutions, Inc.(b)(c)	7,970	173,268
Kyndryl Holdings, Inc.(b)	102,389	2,101,022
Vontier Corp.	68,061	2,354,230
		4,628,520
	Shares	Value
Materials-3.23%
Knife River Corp.(b)(c)	26,193	$1,715,379
Real Estate-4.23%
Apartment Income REIT Corp.(c)	64,827	2,119,195
Orion Office REIT, Inc.	25,308	130,083
		2,249,278
Utilities-7.94%
Constellation Energy Corp.	34,551	4,215,222
Total Common Stocks & Other Equity Interests (Cost $40,974,274)		53,122,394
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $7,404)	7,404	7,404
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $40,981,678)		53,129,798
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.06%
Invesco Private Government Fund, 5.29%(d)(e)(f)	1,642,632	1,642,632
Invesco Private Prime Fund, 5.52%(d)(e)(f)	4,229,244	4,232,204
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,874,817)		5,874,836
TOTAL INVESTMENTS IN SECURITIES-111.11% (Cost $46,856,495)		59,004,634
OTHER ASSETS LESS LIABILITIES-(11.11)%		(5,897,720)
NET ASSETS-100.00%		$53,106,914
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,088	$863,666	$(922,350)	$-	$-	$7,404	$2,937
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,353,900	$36,242,677	$(36,953,945)	$-	$-	$1,642,632	$109,544*
Invesco Private Prime Fund	6,052,885	79,147,284	(80,973,521)	79	5,477	4,232,204	293,399*
Total	$8,472,873	$116,253,627	$(118,849,816)	$79	$5,477	$5,882,240	$405,880

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Building Products-9.58%
A.O. Smith Corp.	943,391	$73,216,576
Advanced Drainage Systems, Inc.(b)	547,864	71,452,423
Zurn Elkay Water Solutions Corp.(b)	1,250,002	37,062,559
		181,731,558
Chemicals-7.86%
Ecolab, Inc.	752,722	149,204,555
Commercial Services & Supplies-10.35%
Tetra Tech, Inc.	332,022	52,519,240
Veralto Corp.	1,876,769	143,929,415
		196,448,655
Construction & Engineering-5.82%
AECOM(b)	663,703	58,531,967
Northwest Pipe Co.(b)(c)	31,913	969,198
Stantec, Inc. (Canada)	105,545	8,485,818
Valmont Industries, Inc.	187,639	42,351,999
		110,338,982
Electronic Equipment, Instruments & Components-2.40%
Badger Meter, Inc.(b)	158,019	22,753,156
Itron, Inc.(b)(c)	316,351	22,821,561
		45,574,717
Life Sciences Tools & Services-12.53%
Danaher Corp.	649,233	155,757,489
Waters Corp.(b)(c)	258,326	82,072,753
		237,830,242
Machinery-21.10%
Energy Recovery, Inc.(b)(c)	580,180	8,998,592
Franklin Electric Co., Inc.	156,941	14,793,259
Gorman-Rupp Co. (The)(b)	51,701	1,726,296
IDEX Corp.	359,432	76,019,868
Lindsay Corp.	89,785	11,681,926
Mueller Industries, Inc.(b)	631,249	30,299,952
Mueller Water Products, Inc., Class A	839,666	11,511,821
Pentair PLC	1,123,178	82,182,934
Toro Co. (The)(b)	666,735	61,659,653
Watts Water Technologies, Inc., Class A	120,553	23,870,700
Xylem, Inc.	689,533	77,531,090
		400,276,091
Software-7.62%
Roper Technologies, Inc.	269,359	144,645,783
Trading Companies & Distributors-12.88%
Core & Main, Inc., Class A(c)	2,069,380	85,486,088
Ferguson PLC	846,160	158,959,617
		244,445,705
	Shares	Value
Water Utilities-9.79%
American States Water Co.	190,289	$14,195,559
American Water Works Co., Inc.	549,832	68,190,165
Artesian Resources Corp., Class A(b)	33,477	1,221,911
California Water Service Group	270,774	12,257,939
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)	1,077,597	17,166,120
Consolidated Water Co. Ltd. (Cayman Islands)(b)	157,038	5,014,223
Essential Utilities, Inc.	1,508,902	54,109,226
Global Water Resources, Inc.	19,358	232,102
Middlesex Water Co.(b)	81,164	4,542,749
SJW Group	123,346	7,344,021
York Water Co. (The)	40,510	1,453,499
		185,727,514
Total Common Stocks & Other Equity Interests (Cost $1,546,232,515)		1,896,223,802

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $2,051,195)	2,051,195	2,051,195
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,548,283,710)		1,898,274,997
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.43%
Invesco Private Government Fund, 5.29%(d)(e)(f)	12,923,637	12,923,637
Invesco Private Prime Fund, 5.52%(d)(e)(f)	33,208,962	33,232,208
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,153,506)		46,155,845
TOTAL INVESTMENTS IN SECURITIES-102.47% (Cost $1,594,437,216)		1,944,430,842
OTHER ASSETS LESS LIABILITIES-(2.47)%		(46,812,943)
NET ASSETS-100.00%		$1,897,617,899

See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$946,318	$20,189,297	$(19,084,420)	$-	$-	$2,051,195	$58,893
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	30,093,703	302,634,699	(319,804,765)	-	-	12,923,637	965,651*
Invesco Private Prime Fund	77,383,809	624,498,995	(668,694,975)	3,441	40,938	33,232,208	2,582,874*
Total	$108,423,830	$947,322,991	$(1,007,584,160)	$3,441	$40,938	$48,207,040	$3,607,418

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Aerospace & Defense-1.36%
Archer Aviation, Inc., Class A(b)(c)	1,041,945	$5,032,594
Automobile Components-5.24%
Gentherm, Inc.(b)	127,577	6,142,833
QuantumScape Corp.(b)	834,252	5,681,256
Solid Power, Inc.(b)(c)	4,623,862	7,490,656
		19,314,745
Automobiles-8.06%
Fisker, Inc.(b)(c)	4,153,540	3,332,800
Gogoro, Inc. (Taiwan)(b)(c)	2,268,480	4,809,178
NIO, Inc., ADR (China)(b)(c)	740,034	4,158,991
Polestar Automotive Holding UK PLC, ADR (Hong Kong)(b)(c)	2,586,851	5,613,467
Rivian Automotive, Inc., Class A(b)	252,835	3,870,904
Tesla, Inc.(b)	23,728	4,444,017
XPeng, Inc., ADR (China)(b)(c)	419,275	3,492,561
		29,721,918
Chemicals-1.28%
Albemarle Corp.	41,139	4,720,289
Commercial Services & Supplies-1.37%
LanzaTech Global, Inc.(b)(c)	1,158,741	5,046,317
Construction & Engineering-4.49%
Ameresco, Inc., Class A(b)	192,291	3,928,505
Emeren Group Ltd., ADR (China)(b)	847,407	1,449,066
MYR Group, Inc.(b)	40,417	5,813,985
Quanta Services, Inc.	27,756	5,386,052
		16,577,608
Electrical Equipment-33.58%
American Superconductor Corp.(b)(c)	579,416	6,373,576
Amprius Technologies, Inc.(b)(c)	1,626,243	6,651,334
Array Technologies, Inc.(b)	399,140	5,284,614
Ballard Power Systems, Inc. (Canada)(b)(c)	1,851,964	6,074,442
Blink Charging Co.(b)(c)	1,933,782	4,641,077
Bloom Energy Corp., Class A(b)(c)	469,764	5,317,728
ChargePoint Holdings, Inc.(b)(c)	2,378,227	4,518,631
Energy Vault Holdings, Inc.(b)(c)	3,140,900	4,774,168
Enovix Corp.(b)(c)	434,496	4,045,158
Eos Energy Enterprises, Inc.(b)(c)	5,756,113	6,389,285
ESS Tech, Inc.(b)(c)	1,940,147	1,998,351
Fluence Energy, Inc.(b)	255,241	5,071,639
FREYR Battery, Inc. (Norway)(b)(c)	3,256,181	4,395,844
FuelCell Energy, Inc.(b)(c)	4,484,035	5,380,842
Nextracker, Inc., Class A(b)	147,160	6,661,933
Plug Power, Inc.(b)(c)	1,559,598	6,940,211
Preformed Line Products Co.	44,814	5,478,512
SES AI Corp.(b)(c)	2,751,715	3,604,747
Shoals Technologies Group, Inc., Class A(b)(c)	385,010	5,070,582
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)(c)	104,485	4,395,684
Stem, Inc.(b)(c)	1,706,921	5,052,486
SunPower Corp.(b)(c)	1,429,710	4,332,021
Sunrun, Inc.(b)	348,559	5,047,134
TPI Composites, Inc.(b)(c)	691,188	1,866,207
Wallbox N.V. (Spain)(b)(c)	3,087,973	4,508,441
		123,874,647
Electronic Equipment, Instruments & Components-5.14%
Advanced Energy Industries, Inc.	60,115	6,262,781
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Bel Fuse, Inc., Class B	103,599	$6,926,629
Itron, Inc.(b)	79,893	5,763,481
		18,952,891
Independent Power and Renewable Electricity Producers-7.63%
Altus Power, Inc.(b)	1,030,758	5,555,786
Brookfield Renewable Corp., Class A	222,933	6,224,289
Ormat Technologies, Inc.	90,394	5,846,684
ReNew Energy Global PLC, Class A (India)(b)(c)	862,753	5,840,838
Sunnova Energy International, Inc.(b)	445,949	4,691,383
		28,158,980
Machinery-3.11%
ESCO Technologies, Inc.	57,164	5,823,297
Lion Electric Co. (The) (Canada)(b)(c)	3,227,083	5,647,395
		11,470,692
Metals & Mining-9.27%
Atlas Lithium Corp. (Poland)(b)(c)	225,782	5,113,962
Lifezone Metals Ltd. (Isle of Man)(b)(c)	687,261	4,130,439
Lithium Americas (Argentina) Corp. (Canada)(b)(c)	975,958	4,333,253
Lithium Americas Corp. (Canada)(b)(c)	953,802	4,158,577
MP Materials Corp.(b)(c)	357,978	5,659,632
Piedmont Lithium, Inc.(b)(c)	202,106	3,088,180
Sigma Lithium Corp. (Brazil)(b)(c)	185,069	3,712,484
Standard Lithium Ltd. (Canada)(b)(c)	3,036,880	4,008,682
		34,205,209
Oil, Gas & Consumable Fuels-2.69%
Gevo, Inc.(b)(c)	4,956,327	4,628,218
OPAL Fuels, Inc., Class A(b)(c)	1,091,236	5,281,582
		9,909,800
Passenger Airlines-1.47%
Joby Aviation, Inc.(b)(c)	989,472	5,402,517
Semiconductors & Semiconductor Equipment-12.72%
Canadian Solar, Inc. (Canada)(b)(c)	274,346	6,063,047
Enphase Energy, Inc.(b)	50,776	5,287,305
First Solar, Inc.(b)	40,385	5,908,325
JinkoSolar Holding Co. Ltd., ADR (China)	205,366	5,386,750
Maxeon Solar Technologies Ltd.(b)(c)	1,202,287	5,446,360
Navitas Semiconductor Corp.(b)	754,215	4,321,652
SolarEdge Technologies, Inc.(b)	68,401	4,548,667
Universal Display Corp.	31,700	5,381,709
Wolfspeed, Inc.(b)	140,751	4,581,445
		46,925,260
Specialty Retail-2.52%
EVgo, Inc.(b)(c)	1,699,742	3,892,409
NaaS Technology, Inc., ADR (China)(b)(c)	3,429,099	5,383,686
		9,276,095
Total Common Stocks & Other Equity Interests (Cost $764,879,117)		368,589,562
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $66,391)	66,391	$66,391
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $764,945,508)		368,655,953
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.05%
Invesco Private Government Fund, 5.29%(d)(e)(f)	32,081,269	32,081,269
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	82,383,923	$82,441,592
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $114,513,599)		114,522,861
TOTAL INVESTMENTS IN SECURITIES-131.00% (Cost $879,459,107)		483,178,814
OTHER ASSETS LESS LIABILITIES-(31.00)%		(114,333,276)
NET ASSETS-100.00%		$368,845,538

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,923,804	$(15,857,413)	$-	$-	$66,391	$11,543
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,450,266	196,238,941	(211,607,938)	-	-	32,081,269	1,552,269*
Invesco Private Prime Fund	122,663,705	351,953,265	(392,234,294)	30,468	28,448	82,441,592	4,194,840*
Investments in Other Affiliates:
American Superconductor Corp.**	3,272,230	6,072,677	(8,641,856)	5,966,161	(295,636)	6,373,576	-
Total	$173,386,201	$570,188,687	$(628,341,501)	$5,996,629	$(267,188)	$120,962,828	$5,758,652

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of January 31, 2024, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024, for each Fund (except for Invesco S&P 500 BuyWrite ETF). As of January 31, 2024, all of the securities in Invesco S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in Invesco S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,645,885,168	$-	$-	$2,645,885,168
Money Market Funds	147,079	154,792,104	-	154,939,183
Total Investments	$2,646,032,247	$154,792,104	$-	$2,800,824,351
Invesco Dorsey Wright Momentum ETF (formerly, Invesco DWA Momentum ETF)
Investments in Securities
Common Stocks & Other Equity Interests	$1,133,123,318	$-	$-	$1,133,123,318
Money Market Funds	979,860	55,088,625	-	56,068,485
Total Investments	$1,134,103,178	$55,088,625	$-	$1,189,191,803
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$175,638,036	$-	$-	$175,638,036
Closed-End Funds	38,332,402	-	-	38,332,402
Money Market Funds	4,326,633	52,048,752	-	56,375,385
Total Investments in Securities	218,297,071	52,048,752	-	270,345,823
Other Investments - Assets
Swap Agreements	-	123,819	-	123,819
Total Investments	$218,297,071	$52,172,571	$-	$270,469,642
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,169,506	$-	$-	$126,169,506
Money Market Funds	296,309	32,902,530	-	33,198,839
Total Investments	$126,465,815	$32,902,530	$-	$159,368,345

	Level 1	Level 2	Level 3	Total
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$195,368,686	$-	$-	$195,368,686
Exchange-Traded Funds	3,044,936	-	-	3,044,936
Money Market Funds	102,693	46,314,473	-	46,417,166
Total Investments	$198,516,315	$46,314,473	$-	$244,830,788
Invesco Raymond James SB-1 Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$118,658,120	$-	$-	$118,658,120
Money Market Funds	26,973	27,380,412	-	27,407,385
Total Investments	$118,685,093	$27,380,412	$-	$146,065,505
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,296,789,486	$-	$-	$7,296,789,486
Money Market Funds	3,792,253	317,654,879	-	321,447,132
Total Investments	$7,300,581,739	$317,654,879	$-	$7,618,236,618
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$53,122,394	$-	$-	$53,122,394
Money Market Funds	7,404	5,874,836	-	5,882,240
Total Investments	$53,129,798	$5,874,836	$-	$59,004,634
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,896,223,802	$-	$-	$1,896,223,802
Money Market Funds	2,051,195	46,155,845	-	48,207,040
Total Investments	$1,898,274,997	$46,155,845	$-	$1,944,430,842
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$368,589,562	$-	$-	$368,589,562
Money Market Funds	66,391	114,522,861	-	114,589,252
Total Investments	$368,655,953	$114,522,861	$-	$483,178,814